Related Parties (Details) - USD ($)		12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties [Line Items]
Total remuneration		$ 1,090,000	$ 876,000	$ 863,000
Reimbursement expenses		29,000
Reimbursement for expenses		$ 337,000	$ 314,000	$ 302,000
New shares (in Shares)	1,000